Financial Expenses - Schedule of Financial Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial Expenses - Schedule Of Financial Expenses Details
Other					$ 1
Warrants revaluation						20
Interest expenses on loans					9	4
Exchange rate loss					12	13
Total financial expenses	$ 6	$ 11	$ 18	$ 2	$ 22	$ 37